Provision for Income Taxes - Summary Of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Change in valuation allowance	(20.20%)	(19.50%)	(19.50%)
Stock-based compensation	(0.60%)	(1.70%)	(1.40%)
Other	(0.20%)	(0.20%)	(0.10%)
Provision for income taxes	0.00%	0.00%	0.00%